Derivative Financial Instruments (Derivative Financial Instruments At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
-Future EUR Sales of Chinese Subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	$ 4.7
Other Current Assets
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Assets	0.2
Currency cash flow derivatives designated as hedging instruments, Assets		0.5
Fair value derivatives designated as hedging instruments, Assets		0.7
Total derivative assets	0.6
Other Current Assets | -Future EUR Sales of Chinese Subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0
Other Current Assets | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets		1.2
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Liabilities	0.9
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.8
Fair value derivatives designated as hedging instruments, Liabilities		1.0
Total derivative liabilities	0.9
Other Current Liabilities | -Future EUR Sales of Chinese Subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.1
Other Current Liabilities | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		1.8
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Commodity hedges
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount		1.7
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | -Future USD sales of Canadian and Chinese subsidiaries
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	133.9	38.9
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | -Future USD sales of Canadian and Chinese subsidiaries
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount		7.9
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	5.1
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | Commodity hedges
Derivatives, Fair Value [Line Items]
Commodity cash flow derivatives designated as hedging instruments, Assets		0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | -Future USD sales of Canadian and Chinese subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.1	0.5
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | -Future USD sales of Canadian and Chinese subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets		0
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Assets | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.1
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | Commodity hedges
Derivatives, Fair Value [Line Items]
Commodity cash flow derivatives designated as hedging instruments, Liabilities		0.5
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | -Future USD sales of Canadian and Chinese subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.8	0.1
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | -Future USD sales of Canadian and Chinese subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities		0.2
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other Current Liabilities | -Future JPY sales of Chinese subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	14.5	18.0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | ZAR asset on a USD subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount		21.2
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.4	0.7
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Assets | ZAR asset on a USD subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets		0
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | USD inter-company note receivable on a Swiss subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0	0.1
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other Current Liabilities | ZAR asset on a USD subsidiary
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities		$ 0.9